Schedule of related party transactions (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	£ 1,061,325	£ 982,027	£ 688,325
Share-based payments		287,444	444,941
Related party transactions	£ 1,061,325	£ 1,269,471	£ 1,133,266